ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Government authorities	$ 3,084	$ 1,668
Accrued royalties to the OCS (Note 9a)	269	596
Accrued contract costs	37	563
Accrued expenses	4,281	4,691
Accrued expenses and other liabilities	$ 7,671	$ 7,518